Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	27
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$226,869,335.63	0.5414543	$204,339,378.09	0.4876835	$22,529,957.54
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$432,199,335.63	0.3365174	$409,669,378.09	0.3189752	$22,529,957.54

Weighted Avg. Coupon (WAC)	3.41%		3.41%
Weighted Avg. Remaining Maturity (WARM)	33.97		33.09
Pool Receivables Balance	$466,083,958.01		$442,686,955.44
Remaining Number of Receivables	43,717		42,759

Adjusted Pool Balance	$451,609,780.43		$429,079,822.89

III. COLLECTIONS

Principal:
Principal Collections	$22,810,885.37
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$369,044.26
Total Principal Collections	$23,179,929.63

Interest:
Interest Collections	$1,291,657.52
Late Fees & Other Charges	$55,711.61
Interest on Repurchase Principal	$-
Total Interest Collections	$1,347,369.13

Collection Account Interest	$2,885.09
Reserve Account Interest	$405.94
Servicer Advances	$-

Total Collections	$24,530,589.79

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	27
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$24,530,589.79
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,530,589.79

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$388,403.30	$-	$388,403.30	$388,403.30
Collection Account Interest					$2,885.09
Late Fees & Other Charges					$55,711.61
Total due to Servicer					$447,000.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$190,948.36		$190,948.36
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$344,178.78		$344,178.78	$344,178.78

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$23,553,133.93

9. Regular Principal Distribution Amount:					$22,529,957.54

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$22,529,957.54
Class A-4 Notes		$-
Class A Notes Total:	$22,529,957.54	$22,529,957.54
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$22,529,957.54	$22,529,957.54

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,023,176.39

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,474,177.58
Beginning Period Amount	$14,474,177.58
Current Period Amortization	$867,045.03
Ending Period Required Amount	$13,607,132.55
Ending Period Amount	$13,607,132.55
Next Distribution Date Required Amount	$12,770,151.69

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	27
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.30%	4.52%	4.52%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.41%	42,079	97.70%	$432,494,214.74
30 - 60 Days	1.23%	526	1.76%	$7,799,867.84
61 - 90 Days	0.30%	127	0.43%	$1,922,468.88
91-120 Days	0.06%	26	0.10%	$451,829.01
121 + Days	0.00%	1	0.00%	$18,574.97
Total		42,759		$442,686,955.44

Delinquent Receivables 30+ Days Past Due
Current Period	1.59%	680	2.30%	$10,192,740.70
1st Preceding Collection Period	1.50%	656	2.15%	$10,023,988.55
2nd Preceding Collection Period	1.53%	682	2.18%	$10,676,678.10
3rd Preceding Collection Period	1.40%	640	1.97%	$10,155,575.30
Four-Month Average	1.50%		2.15%

Repossession in Current Period		43		$659,626.97
Repossession Inventory		88		$453,683.86

Current Charge-Offs
Gross Principal of Charge-Offs				$586,117.20
Recoveries				$(369,044.26)
Net Loss				$217,072.94

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.56%

Average Pool Balance for Current Period				$454,385,456.73

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.57%
1st Preceding Collection Period				0.14%
2nd Preceding Collection Period				0.69%
3rd Preceding Collection Period				0.30%
Four-Month Average				0.43%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	49	1,587	$26,184,897.92
Recoveries	43	1,388	$(14,917,378.30)
Net Loss			$11,267,519.62
Cumulative Net Loss as a % of Initial Pool Balance			0.84%

Net Loss for Receivables that have experienced a Net Loss *	43	1,386	$11,309,278.21
Average Net Loss for Receivables that have experienced a Net Loss			$8,159.65

Principal Balance of Extensions			$1,911,894.24
Number of Extensions			121

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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